Stockholders' Equity	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
Stockholders' Equity
Stockholders' Equity
Description of Capital Stock

The Company has authorized share capital consisting of 750,000,000 shares of common stock, par value $0.01 per share, and 1,000,000 shares of preferred stock, par value $0.01 per share.

Each share of common stock is equal in all respects to every other share of common stock of the Company. Each share of common stock is entitled to one vote per share at each annual or special meeting of stockholders for the election of directors and upon any other matter coming before such meeting. Subject to all the rights of the preferred stock, dividends may be paid to holders of common stock as and when declared by the Board of Directors.

The Company's charter requires that preferred stock must be all of one class but may be issued from time to time in one or more series, each of such series to have such full or limited voting powers, if any, and such designations, preferences and relative, participating, optional or other special rights or qualifications, limitations or restrictions as provided in a resolution adopted by the Board of Directors. Each share of preferred stock will rank on a parity with each other share of preferred stock, regardless of series, with respect to the payment of dividends at the respectively designated rates and with respect to the distribution of capital assets according to the amounts to which the shares of the respective series are entitled.

Share Repurchase Program

On April 3, 2017, DXC announced the establishment of a share repurchase program approved by the Board of Directors with an initial authorization of up to $2.0 billion for future repurchases of outstanding shares of DXC common stock. An expiration date has not been established for this repurchase plan.

The shares repurchased are retired immediately and included in the category of authorized but unissued shares. The excess of purchase price over par value of the common shares is allocated between additional paid-in capital and retained earnings.

Shares repurchased, through both open market purchases and accelerated share repurchase ("ASR") arrangements, are shown below:

Fiscal Year	Number of shares repurchased	Average Price Per Share	Amount (In millions)
2018
Open market purchases	1,537,782	$89.41	$137

2016
Open market purchases	3,587,224	$48.28	$173
ASR (1)	162,908	$0.00	—
Total	3,750,132	$46.18	$173

(1)	Reflects shares received during fiscal 2016 as settlement of a fiscal 2015 ASR arrangement.
Treasury Stock Transactions

In fiscal 2018, 2017 and 2016 the Company accepted 332,558, 72,231 and 48,416 shares of its common stock, respectively, in lieu of cash in connection with the exercise of stock options. In fiscal 2018, 2017 and 2016, the Company accepted 684,389, 195,201 and 716,999 shares of its common stock, respectively, in lieu of cash in connection with the tax withholdings associated with the release of common stock upon vesting of restricted stock and RSUs. As a result, the Company holds 1,016,947 treasury shares as of March 31, 2018. Treasury shares held before the HPES Merger were extinguished in connection with the HPES Merger.

Dividends

	Dividends Declared
(in millions, except per share amounts)	Per Common Share	Total	Unpaid at Fiscal Year End
Fiscal 2018	$0.72	$209	$51
Fiscal 2017	$0.56	$80	$20
Fiscal 2016(1)	$2.99	$421	$19

(1) In connection with the NPS Separation (see Note 3 - "Divestitures"), CSC paid a special cash dividend on November 30, 2015 of $2.25 per share. Payment of the special dividend was made to holders of common stock on the Record Date who received shares of CSRA common stock in the distribution.
Accumulated Other Comprehensive Income (Loss)

The following table shows the changes in accumulated other comprehensive income (loss), net of taxes:

(in millions)	Foreign Currency Translation Adjustments	Cash Flow Hedges	Available-for-sale Securities	Pension and Other Post-retirement Benefit Plans	Accumulated Other Comprehensive Income (Loss)
Balance at April 3, 2015	$(316)	$(2)	$—	$339	$21
Current-period other comprehensive (loss) income	(83)	1	—	1	(81)
Amounts reclassified from accumulated other comprehensive loss, net of taxes	—	—	—	(20)	(20)
Transfer to CSRA	—	—	—	(31)	(31)
Balance at April 1, 2016	$(399)	$(1)	$—	$289	$(111)
Current-period other comprehensive (loss) income	(59)	21	—	(2)	(40)
Amounts reclassified from accumulated other comprehensive loss, net of taxes	—	—	—	(11)	(11)
Balance at March 31, 2017	$(458)	$20	$—	$276	$(162)
Current-period other comprehensive (loss) income	197	(11)	9	—	195
Amounts reclassified from accumulated other comprehensive loss, net of taxes	—	—	—	25	25
Balance at March 31, 2018	$(261)	$9	$9	$301	$58